Disclosure of detailed information about changes in deferred revenue balances (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Statements [Line Items]
Balance at December 31, 2017	$ 1,299
Amounts invoiced and revenue deferred	760
Recognition of deferred revenue	(1,244)
Balance at December 31, 2018	$ 815